Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 42,241	$ 215,816	$ 1,129,935
Accounts receivable, net	43,550	5,000	6,935
Prepaid and other current assets	93,440	94,031	6,820
Total current assets	179,231	314,847	1,143,690
Total assets	179,231	314,847	1,143,690
Current liabilities:
Accounts payable	767,752	586,305	522,917
Convertible notes payable		650,000
Deferred revenue	610,000	700,000
Total current liabilities	3,734,365	2,999,667	1,025,919
Total liabilities	3,734,365	2,999,667	1,025,919
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value
Common stock, $0.001 par value, 500,000,000 shares authorized, 38,790,943 and 37,790,943 shares issued and outstanding, respectively	37,791	37,791	32,996
Additional paid in capital	36,876,580	36,792,679	33,992,707
Accumulated deficit	(40,470,369)	(39,516,154)	(33,908,796)
Total stockholders’ equity (deficit)	(3,555,134)	(2,684,820)	117,771
Total liabilities and stockholders’ equity (deficit)	179,231	314,847	1,143,690
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	2	2	2
Series B-1 Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	862	862	862
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	61,065	18,025
Convertible notes payable	840,000	650,000
Related Party [Member]
Current liabilities:
Accrued expenses	659,033	501,822	281,012
Note payable, related party			221,990
Convertible notes payable	250,000
Senior secured notes payable, related party	$ 546,515	$ 543,515